Other Assets	12 Months Ended
Dec. 31, 2018
Miscellaneous Assets Abstract [Abstract]
Disclosure Of Other Assets Explanatory

18. Other Assets

Details of other assets as of December 31, 2017 and 2018, are as follows:

	2017		2018
	(In millions of Korean won)
Other financial assets
Other receivables	￦	6,447,405	￦	4,708,910
Accrued income		1,594,455		1,724,328
Guarantee deposits		1,211,841		1,182,686
Domestic exchange settlement debits		949,897		504,899
Others		101,909		125,380
Allowances		(104,813)		(106,275)
Present value discount		(5,679)		(6,372)

Sub-total		10,195,015		8,133,556

Other non-financial assets
Other receivables		3,640		4,965
Prepaid expenses		153,650		205,394
Guarantee deposits		4,904		4,529
Insurance assets		1,180,980		1,362,877
Separate account assets		4,119,203		4,715,414
Others		578,795		1,347,580
Allowances		(32,018)		(24,780)

Sub-total		6,009,154		7,615,979

Total	￦	16,204,169	￦	15,749,535

Changes in allowances for loan losses on other assets for the years ended December 31, 2017 and 2018, are as follows:

	2017
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning	￦	95,629	￦	25,182	￦	120,811
Written-off		(14,546)		(1,970)		(16,516)
Provision		9,840		1,410		11,250
Business combination		21,293		—		21,293
Others		(7,403)		7,396		(7)

Ending	￦	104,813	￦	32,018	￦	136,831

	2018
	Other financial assets		Other non-financial assets		Total
	(In millions of Korean won)
Beginning[1]	￦	109,899	￦	32,018	￦	141,917
Written-off		(38,184)		(1,863)		(40,047)
Provision		32,495		(5,375)		27,120
Business combination		—		—		—
Others		2,065		—		2,065

Ending	￦	106,275	￦	24,780	￦	131,055

[1]	Prepared in accordance with IFRS 9.